Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Federal and state operating loss carryforwards	$ 871,371	$ 75,375
Acquired intangibles	5,433	514
Accruals	64,151	1,259
Convertible notes	534,749	28,884
Research and development credit carryforwards	63,197
Stock-based compensation	19,821
Total deferred tax assets	1,558,722	106,032
Valuation allowance	(1,558,722)	(106,032)
Net deferred tax assets